Employment Benefits - Summary of Defined Benefits (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Surplus (deficit) in plan [abstract]
Present value of defined benefit obligation from funded plans	₩ 3,776,715	₩ 4,564,417
Fair value of plan assets	(3,149,414)	(2,909,547)
Net liabilities incurred from defined benefit plans	₩ 627,301	₩ 1,654,870